Provisions - Provisions (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Non-current provisions		€ 1,097	€ 1,315
Provisions		2,115	2,313
Current provisions		1,018	998
Respironics field action [Member]
Provisions [Line Items]
Non-current provisions		23	52
Provisions		390	577	€ 0
Current provisions		366	525
Post-employement benefit [Member]
Provisions [Line Items]
Non-current provisions	[1]	546	659
Provisions	[1]	546	659
Warranty provision [member]
Provisions [Line Items]
Non-current provisions		57	32
Provisions		344	238	167
Current provisions		287	207
Other environment related provision [member]
Provisions [Line Items]
Non-current provisions		83	99
Provisions		104	124	183
Current provisions		20	26
Restructuring provision [member]
Provisions [Line Items]
Non-current provisions		6	8
Provisions		140	66	117
Current provisions		134	58
Legal proceedings provision [member]
Provisions [Line Items]
Non-current provisions		14	53
Provisions		89	91	72
Current provisions		74	39
Provisions for contingent considerations [Member]
Provisions [Line Items]
Non-current provisions		89	156
Provisions		113	208	€ 318
Current provisions		23	52
Miscellaneous other provisions [member]
Provisions [Line Items]
Non-current provisions		279	257
Provisions		390	349
Current provisions		€ 112	€ 92

[1]	For more details refer to Post-employment benefits.